Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
LEASE

9. LEASE

From the Perspective of Lessee

The Group leases real estate for terms between 2 to 20 years from real estate companies. The Group generally does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. Lease commences when the landlords make the space available for the Group to use.

The Group sub-leased the leased premises to provide various lease solutions. All of the Group’s leases are operating leases under ASC 842.

Supplemental balance sheet information related to the leases were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
ROU assets	678,769	319,263
Operating lease liabilities – current	(285,200)	(162,791)
Operating lease liabilities – non-current	(428,486)	(153,298)
Weighted average remaining lease terms	7.10 year	7.63 year
Weighted average incremental borrowing rate	10.09%	9.85%

The gain from termination of leases for the years ended December 31, 2020, 2021 and 2022 were RMB168,722, RMB94,022 and RMB27,347, respectively and recorded in other (expense)/income, net in the consolidated statement of operations.

The components of lease expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expenses for variable payments	453	13,413	9,136
Operating lease expenses for fixed payments	337,608	241,466	125,456
Short-term lease expenses	10,265	10,841	38,411
Total	348,326	265,720	173,003

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	207,803	192,570	85,993

Supplemental noncash information:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease liabilities arising from obtaining ROU assets	11,902	150,486	42,215
ROU assets disposed as reduction of operating lease liabilities due to lease termination	819,879	192,570	290,316

The future lease payments as of December 31, 2022 were as follows:

As of December 31, 2022
RMB
2022	162,791
2023	52,450
2024	50,614
2025	43,745
2026	27,135
Thereafter	21,878
Total lease payments	358,613
Less: imputed interest	(42,524)
Total lease liabilities	316,089